SHAREHOLDERS' EQUITY (Details 3) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended			4 Months Ended	6 Months Ended	12 Months Ended
	May 31, 2009	Aug. 31, 2007	Feb. 28, 2005	Jun. 30, 2012	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2007
Amount of options, Outstanding at beginning of the period					770,527	360,527
Amount of options, Granted	30,000	20,475	300,000	2,988		410,000	152,000
Amount of options, Forfeited					(55,000)
Amount of options, Options outstanding at end of the period					715,527	770,527
Amount of options, Vested and expected to vest					715,527	770,527
Amount of options, Options exercisable at end of the period					715,527	540,527
Weighted average exercise price, Outstanding at beginning of the period					$ 1.44	$ 1.29
Weighted average exercise price, Granted						$ 1.58
Weighted average exercise price, Forfeited					$ 1.56
Weighted average exercise price, Options outstanding at end of the period					$ 1.39	$ 1.44
Weighted average exercise price, Vested and expected to vest					$ 1.39	$ 1.44
Options exercisable at end of the period, Weighted average exercise price					$ 1.39	$ 1.38
Weighted average remaining contractual term, Options outstanding at end of the period					6 years 6 months	7 years 2 months 12 days
Weighted average remaining contractual term, Vested and expected to vest					6 years 6 months	7 years 2 months 12 days
Weighted average remaining contractual term, Options exercisable at end of the period			5 years		6 years 6 months	6 years 3 months 18 days
Aggregate intrinsic value, Options outstanding at end of the period					$ 197	$ 169
Aggregate intrinsic value, Vested and expected to vest					197	169
Aggregate intrinsic value, Options exercisable at end of the period					$ 197	$ 152